SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash paid during the period for:
Interest, net of amounts capitalized	$ 15,408	$ 6,376	$ 5,358
Income taxes, net of refunds	$ 28,313	48,309	42,750
Non-cash financing activity:
Issuance of noncontrolling interest in connection with an acquisition		$ 3,327	$ 31,347